CONTINGENCIES	12 Months Ended
Dec. 31, 2023
CONTINGENCIES
CONTINGENCIES

19.          CONTINGENCIES

Prior to 2020, some of the Group’s PRC subsidiaries and VIEs, have not fully paid the contributions for employee benefit plans as required by applicable PRC regulations. While the Group believes it has made adequate provision of such outstanding amounts in the consolidated financial statements, prior failure to make payments may be in violation of applicable PRC labor-related laws and the Group may be required to settle the unpaid contributions amounted to $403 for employee benefit plans as of December 31, 2023, and there had been no actions initiated by the relevant authorities. The Group is unable to reasonably estimate the actual amount of fines and penalties that may rise if the authorities were to become aware of the non-compliance and were to take action.

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.